John Hancock
Income Fund
Quarterly portfolio holdings 8/31/2023

Fund’s investments
As of 8-31-23 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 17.4%					$309,481,278
(Cost $336,452,540)
U.S. Government 14.7%					261,680,063
U.S. Treasury
Bond	2.000	02-15-50		52,051,000	33,330,939
Bond	2.375	02-15-42		11,910,000	8,860,389
Bond	2.500	02-15-45		5,970,000	4,383,986
Bond	2.750	11-15-42		5,190,000	4,069,284
Bond	3.000	02-15-49		18,005,000	14,292,172
Bond	3.000	08-15-52		5,490,000	4,375,058
Bond	3.625	02-15-53		11,880,000	10,703,138
Note	1.500	01-31-27		11,230,000	10,186,400
Note	1.875	02-15-32		52,133,000	43,818,194
Note	2.375	03-31-29		5,865,000	5,319,051
Note	2.625	05-31-27		1,895,000	1,778,783
Note	2.750	08-15-32		45,575,000	40,908,903
Note	2.875	05-15-32		53,795,000	48,888,301
Note	3.500	02-15-33		32,305,000	30,765,465
U.S. Government Agency 2.7%					47,801,215
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	4.500	08-01-52		4,199,610	3,982,000
30 Yr Pass Thru	5.000	08-01-52		2,591,783	2,530,829
30 Yr Pass Thru	5.000	10-01-52		3,816,381	3,723,048
30 Yr Pass Thru	5.000	11-01-52		2,134,220	2,077,357
30 Yr Pass Thru	5.000	11-01-52		5,172,735	5,051,081
30 Yr Pass Thru	5.500	11-01-52		3,450,067	3,426,269
Federal National Mortgage Association
30 Yr Pass Thru	4.500	09-01-52		6,888,211	6,572,186
30 Yr Pass Thru	5.000	11-01-52		3,773,343	3,681,063
30 Yr Pass Thru	5.500	10-01-52		2,809,656	2,796,422
30 Yr Pass Thru	5.500	11-01-52		6,905,859	6,830,169

30 Yr Pass Thru	5.500	12-01-52		7,180,319	7,130,791
Foreign government obligations 24.3%					$432,033,255
(Cost $466,844,136)
Australia 2.0%					35,205,362
Commonwealth of Australia	0.500	09-21-26	AUD	3,560,000	2,093,603
Commonwealth of Australia	1.000	12-21-30	AUD	4,435,000	2,345,276
Commonwealth of Australia	1.000	11-21-31	AUD	6,565,000	3,371,867
Commonwealth of Australia	1.750	05-24-34	AUD	8,985,000	4,337,700
New South Wales Treasury Corp.	1.250	03-20-25	AUD	3,440,000	2,133,562
New South Wales Treasury Corp.	1.500	02-20-32	AUD	6,765,000	3,444,075
New South Wales Treasury Corp.	3.000	05-20-27	AUD	14,565,000	9,102,260
Treasury Corp. of Victoria	2.250	11-20-34	AUD	3,905,000	1,959,540
Western Australian Treasury Corp.	1.500	10-22-30	AUD	7,940,000	4,271,095
Western Australian Treasury Corp.	1.750	10-22-31	AUD	4,040,000	2,146,384
Austria 0.1%					1,478,286
Republic of Austria (A)	0.500	02-20-29	EUR	1,550,000	1,478,286
Brazil 0.7%					12,355,795
Federative Republic of Brazil	10.000	01-01-25	BRL	44,730,000	9,106,591
Federative Republic of Brazil	10.000	01-01-27	BRL	15,995,000	3,249,204
Canada 3.2%					57,504,355
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	3,210,000	2,042,146
2	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Canada (continued)
Government of Canada	0.500	12-01-30	CAD	7,465,000	$4,423,311
Government of Canada	1.750	12-01-53	CAD	8,710,000	4,462,263
Government of Canada	2.500	12-01-32	CAD	24,790,000	16,782,969
Government of Canada	2.750	06-01-33	CAD	10,940,000	7,555,984
Province of British Columbia	4.200	07-06-33		3,695,000	3,600,376
Province of British Columbia	2.850	06-18-25	CAD	3,408,000	2,434,506
Province of Ontario	3.450	06-02-45	CAD	3,895,000	2,483,495
Province of Quebec	0.200	04-07-25	EUR	2,695,000	2,768,055
Province of Quebec	1.500	12-15-23	GBP	2,037,000	2,550,929
Province of Quebec	4.250	12-01-43	CAD	6,235,000	4,488,905
Province of Quebec (B)	4.500	09-08-33		3,926,000	3,911,416
China 0.2%					2,949,285
People’s Republic of China	2.690	08-12-26	CNY	21,230,000	2,949,285
Colombia 0.2%					3,398,852
Republic of Colombia	3.250	04-22-32		2,080,000	1,556,309
Republic of Colombia	4.500	03-15-29		1,120,000	995,447
Republic of Colombia	5.625	02-26-44		1,120,000	847,096
Finland 0.5%					9,603,434
Kuntarahoitus OYJ	2.875	01-18-28	EUR	3,600,000	3,860,644
Kuntarahoitus OYJ (3 month NIBOR + 1.250%) (C)	5.640	01-10-25	NOK	28,000,000	2,675,877
Republic of Finland (A)	0.500	09-15-28	EUR	3,180,000	3,066,913
Germany 0.5%					8,791,316
Federal Republic of Germany, Zero Coupon	0.000	02-15-32	EUR	9,895,000	8,791,316
India 0.7%					12,000,688
Export-Import Bank of India (A)	3.875	02-01-28		3,075,000	2,874,941
Republic of India	5.220	06-15-25	INR	395,190,000	4,623,505
Republic of India	6.100	07-12-31	INR	166,260,000	1,878,043
Republic of India	7.260	02-06-33	INR	146,140,000	1,776,478
Republic of India	7.270	04-08-26	INR	69,990,000	847,721
Indonesia 3.0%					53,425,701
Republic of Indonesia	1.100	03-12-33	EUR	1,191,000	939,538
Republic of Indonesia (A)	2.150	07-18-24	EUR	2,535,000	2,693,852
Republic of Indonesia	3.050	03-12-51		4,315,000	3,049,094
Republic of Indonesia	3.550	03-31-32		2,940,000	2,606,001
Republic of Indonesia	3.850	10-15-30		1,100,000	1,016,285
Republic of Indonesia	5.125	04-15-27	IDR	30,632,000,000	1,939,518
Republic of Indonesia	6.125	05-15-28	IDR	39,359,000,000	2,570,348
Republic of Indonesia	6.375	08-15-28	IDR	137,015,000,000	9,031,658
Republic of Indonesia	6.375	04-15-32	IDR	28,762,000,000	1,883,849
Republic of Indonesia	6.500	06-15-25	IDR	199,988,000,000	13,175,965
Republic of Indonesia	6.625	05-15-33	IDR	12,437,000,000	830,463
Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,368,423
Republic of Indonesia	7.500	05-15-38	IDR	15,237,000,000	1,076,136
Republic of Indonesia	8.125	05-15-24	IDR	33,251,000,000	2,208,015
Republic of Indonesia	8.375	09-15-26	IDR	49,203,000,000	3,413,523
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	3,638,473
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	1,984,560
Ireland 0.3%					5,814,617
Republic of Ireland	0.200	05-15-27	EUR	2,890,000	2,839,093
Republic of Ireland	0.350	10-18-32	EUR	2,025,000	1,760,341
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Ireland (continued)
Republic of Ireland	1.100	05-15-29	EUR	1,230,000	$1,215,183
Italy 0.2%					3,046,005
Republic of Italy	1.250	02-17-26		3,387,000	3,046,005
Japan 1.4%					25,648,835
Government of Japan	0.005	03-20-27	JPY	645,000,000	4,416,759
Government of Japan	0.100	12-20-23	JPY	3,087,000,000	21,232,076
Malaysia 1.2%					21,206,120
Government of Malaysia	3.733	06-15-28	MYR	11,880,000	2,564,483
Government of Malaysia	3.828	07-05-34	MYR	12,530,000	2,660,330
Government of Malaysia	3.844	04-15-33	MYR	14,961,000	3,209,752
Government of Malaysia	3.882	03-14-25	MYR	9,635,000	2,094,104
Government of Malaysia	3.899	11-16-27	MYR	16,709,000	3,639,909
Government of Malaysia	3.900	11-30-26	MYR	8,610,000	1,876,148
Government of Malaysia	3.906	07-15-26	MYR	11,410,000	2,487,185
Government of Malaysia	4.498	04-15-30	MYR	11,900,000	2,674,209
Mexico 1.7%					30,480,379
Government of Mexico	5.000	03-06-25	MXN	228,650,000	12,409,363
Government of Mexico	7.500	05-26-33	MXN	169,850,000	8,840,707
Government of Mexico	7.750	05-29-31	MXN	172,250,000	9,230,309
New Zealand 1.6%					27,832,013
Government of New Zealand	0.500	05-15-24	NZD	6,650,000	3,827,162
Government of New Zealand	0.500	05-15-26	NZD	1,835,000	968,759
Government of New Zealand	2.750	04-15-25	NZD	3,500,000	2,000,918
Government of New Zealand	3.500	04-14-33	NZD	16,280,000	8,686,023
Government of New Zealand	4.500	04-15-27	NZD	7,675,000	4,500,128
New Zealand Local Government Funding Agency	1.500	04-15-26	NZD	3,340,000	1,804,660
New Zealand Local Government Funding Agency	2.750	04-15-25	NZD	4,580,000	2,608,948
New Zealand Local Government Funding Agency	3.000	05-15-35	NZD	5,595,000	2,607,656
New Zealand Local Government Funding Agency	4.500	04-15-27	NZD	1,425,000	827,759
Norway 1.2%					22,092,394
Kingdom of Norway (A)	1.250	09-17-31	NOK	56,305,000	4,366,409
Kingdom of Norway (A)	1.375	08-19-30	NOK	31,485,000	2,524,829
Kingdom of Norway (A)	1.750	03-13-25	NOK	54,605,000	4,946,386
Kingdom of Norway (A)	1.750	02-17-27	NOK	790,000	68,864
Kingdom of Norway (A)	2.125	05-18-32	NOK	53,915,000	4,438,985
Kingdom of Norway (A)	3.500	10-06-42	NOK	11,817,000	1,112,877
Kommunalbanken AS	4.250	07-16-25	AUD	3,480,000	2,247,328
Kommunalbanken AS	5.250	07-15-24	AUD	3,660,000	2,386,716
Philippines 1.5%					26,818,965
Republic of the Philippines	0.875	05-17-27	EUR	5,500,000	5,285,531
Republic of the Philippines	2.625	08-12-25	PHP	438,230,000	7,236,040
Republic of the Philippines	3.625	09-09-25	PHP	162,170,000	2,729,376
Republic of the Philippines	6.125	08-22-28	PHP	249,565,000	4,399,537
Republic of the Philippines	6.250	01-14-36	PHP	173,000,000	2,952,639
Republic of the Philippines	6.750	09-15-32	PHP	139,350,000	2,526,199
Republic of the Philippines	8.000	09-30-35	PHP	84,500,000	1,689,643
Qatar 0.1%					2,601,731
State of Qatar (A)	4.817	03-14-49		2,795,000	2,601,731
4	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Singapore 1.0%					$17,903,661
Republic of Singapore	2.375	06-01-25	SGD	13,590,000	9,849,919
Republic of Singapore	3.375	09-01-33	SGD	10,675,000	8,053,742
South Korea 1.7%					30,039,227
Republic of Korea	1.375	12-10-29	KRW	2,754,800,000	1,808,484
Republic of Korea	2.125	06-10-27	KRW	5,123,440,000	3,657,182
Republic of Korea	2.375	03-10-27	KRW	18,358,230,000	13,269,261
Republic of Korea	3.125	09-10-27	KRW	4,303,900,000	3,180,791
Republic of Korea	3.250	06-10-33	KRW	6,452,000,000	4,651,176
Republic of Korea	4.250	12-10-32	KRW	4,408,980,000	3,472,333
United Arab Emirates 0.1%					1,304,674
Government of Abu Dhabi (A)	3.875	04-16-50		1,625,000	1,304,674
United Kingdom 1.2%					20,531,560
Government of United Kingdom	0.125	01-31-24	GBP	9,625,000	11,951,670
Government of United Kingdom	0.250	01-31-25	GBP	3,330,000	3,952,418

Government of United Kingdom	4.250	12-07-27	GBP	3,695,000	4,627,472
Corporate bonds 41.7%					$742,468,797
(Cost $839,847,234)
Communication services 4.1%					73,724,228
Diversified telecommunication services 0.1%
Cellnex Telecom SA	1.875	06-26-29	EUR	1,400,000	1,297,439
Entertainment 0.1%
WMG Acquisition Corp. (A)	3.000	02-15-31		1,545,000	1,259,808
Interactive media and services 0.1%
Match Group Holdings II LLC (A)	4.125	08-01-30		2,690,000	2,306,998
Media 2.3%
CCO Holdings LLC (A)	4.250	02-01-31		745,000	611,112
CCO Holdings LLC (A)	4.500	06-01-33		2,340,000	1,847,126
Charter Communications Operating LLC	2.800	04-01-31		2,985,000	2,405,323
Charter Communications Operating LLC	5.125	07-01-49		7,775,000	5,982,653
Charter Communications Operating LLC	5.750	04-01-48		5,180,000	4,364,065
Charter Communications Operating LLC	6.484	10-23-45		3,205,000	2,948,440
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		3,410,000	2,891,304
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32		2,790,000	2,349,516
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		3,535,000	2,980,005
News Corp. (A)	3.875	05-15-29		7,145,000	6,274,668
Sirius XM Radio, Inc. (A)	4.125	07-01-30		4,245,000	3,460,651
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		2,250,000	1,899,821
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		3,229,000	2,951,627
Wireless telecommunication services 1.5%
Sprint LLC	7.625	02-15-25		1,030,000	1,050,270
T-Mobile USA, Inc.	2.625	02-15-29		1,965,000	1,701,536
T-Mobile USA, Inc.	2.875	02-15-31		1,815,000	1,526,010
T-Mobile USA, Inc.	3.375	04-15-29		2,160,000	1,936,141
T-Mobile USA, Inc.	3.500	04-15-31		4,340,000	3,789,287
T-Mobile USA, Inc.	3.875	04-15-30		5,400,000	4,928,716
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	3,235,000	2,913,521
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		12,285,000	10,048,191
Consumer discretionary 5.1%					91,788,143
Automobiles 1.1%
BMW Finance NV	1.000	11-14-24	EUR	1,495,000	1,569,327
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Ford Motor Company	3.250	02-12-32		2,915,000	$2,275,474
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	1,490,000	1,816,416
Ford Motor Credit Company LLC	2.900	02-16-28		1,605,000	1,369,699
Ford Motor Credit Company LLC	3.625	06-17-31		5,000,000	4,051,207
Ford Motor Credit Company LLC	4.000	11-13-30		3,145,000	2,661,139
Ford Motor Credit Company LLC	4.125	08-17-27		740,000	671,453
Ford Motor Credit Company LLC	4.542	08-01-26		2,085,000	1,965,214
Ford Motor Credit Company LLC	4.950	05-28-27		3,315,000	3,110,636
Broadline retail 0.2%
MercadoLibre, Inc.	2.375	01-14-26		1,125,000	1,028,782
MercadoLibre, Inc.	3.125	01-14-31		3,665,000	2,933,104
Diversified consumer services 0.7%
Duke University	3.299	10-01-46		3,833,000	2,868,706
Massachusetts Institute of Technology	2.989	07-01-50		2,290,000	1,643,679
President and Fellows of Harvard College	3.300	07-15-56		3,515,000	2,534,023
The Washington University	3.524	04-15-54		7,585,000	5,835,757
Hotels, restaurants and leisure 3.1%
Carnival Corp. (A)	5.750	03-01-27		6,435,000	6,056,061
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		4,190,000	3,504,078
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		1,300,000	1,212,784
Hyatt Hotels Corp.	5.750	04-23-30		3,416,000	3,420,673
MGM Resorts International	4.750	10-15-28		470,000	426,534
New Red Finance, Inc. (A)	3.500	02-15-29		4,854,000	4,249,740
New Red Finance, Inc. (A)	3.875	01-15-28		1,833,000	1,667,194
New Red Finance, Inc. (A)	4.000	10-15-30		11,984,000	10,152,260
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28		4,750,000	4,452,650
Travel + Leisure Company (A)	4.500	12-01-29		4,124,000	3,549,362
Travel + Leisure Company (A)	6.625	07-31-26		1,723,000	1,710,009
Yum! Brands, Inc.	3.625	03-15-31		8,470,000	7,182,765
Yum! Brands, Inc.	4.625	01-31-32		4,030,000	3,605,800
Yum! Brands, Inc. (A)	4.750	01-15-30		4,630,000	4,263,617
Consumer staples 2.7%					47,884,650
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31		3,855,000	3,023,295
Food products 2.3%
Darling Ingredients, Inc. (A)	6.000	06-15-30		2,820,000	2,756,086
JBS USA LUX SA	3.625	01-15-32		4,140,000	3,397,623
JBS USA LUX SA	5.750	04-01-33		3,010,000	2,864,720
Kraft Heinz Foods Company	4.375	06-01-46		4,880,000	4,038,195
Kraft Heinz Foods Company	6.875	01-26-39		5,790,000	6,336,817
Kraft Heinz Foods Company (A)	7.125	08-01-39		750,000	822,687
MARB BondCo PLC (A)	3.950	01-29-31		6,410,000	4,988,434
NBM US Holdings, Inc. (A)	7.000	05-14-26		3,158,000	3,114,301
Post Holdings, Inc. (A)	4.500	09-15-31		1,210,000	1,042,399
Post Holdings, Inc. (A)	4.625	04-15-30		4,235,000	3,752,137
Post Holdings, Inc. (A)	5.500	12-15-29		1,050,000	971,307
Post Holdings, Inc. (A)	5.625	01-15-28		6,520,000	6,251,916
Personal care products 0.2%
Natura & Company Luxembourg Holdings Sarl (A)(D)	6.000	04-19-29		1,860,000	1,711,300
Natura Cosmeticos SA (A)	4.125	05-03-28		3,225,000	2,813,433
6	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy 6.6%					$116,729,571
Oil, gas and consumable fuels 6.6%
Aker BP ASA (A)	3.750	01-15-30		3,615,000	3,199,014
Antero Resources Corp. (A)	5.375	03-01-30		3,725,000	3,482,774
Cenovus Energy, Inc.	3.500	02-07-28	CAD	2,280,000	1,571,921
Cenovus Energy, Inc.	5.250	06-15-37		886,000	807,842
Cenovus Energy, Inc.	5.400	06-15-47		3,483,000	3,130,871
Cenovus Energy, Inc.	6.750	11-15-39		8,785,000	9,108,687
Cheniere Energy Partners LP	4.000	03-01-31		7,610,000	6,718,523
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		1,135,000	1,146,634
Continental Resources, Inc. (A)	2.875	04-01-32		6,869,000	5,266,425
Continental Resources, Inc. (A)	5.750	01-15-31		6,796,000	6,495,634
Ecopetrol SA	4.625	11-02-31		2,125,000	1,678,858
Ecopetrol SA	5.375	06-26-26		1,115,000	1,080,037
Ecopetrol SA	5.875	05-28-45		1,130,000	796,577
Ecopetrol SA	6.875	04-29-30		2,250,000	2,095,422
Enbridge, Inc.	3.125	11-15-29		4,410,000	3,893,120
Enterprise Products Operating LLC	3.125	07-31-29		4,165,000	3,731,133
EQT Corp. (A)	3.625	05-15-31		7,640,000	6,602,182
EQT Corp.	3.900	10-01-27		1,464,000	1,367,021
Kinder Morgan, Inc.	5.300	12-01-34		2,695,000	2,563,248
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		4,409,601	2,954,432
Medco Bell Pte, Ltd. (A)	6.375	01-30-27		760,000	706,008
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		2,275,000	2,221,149
Occidental Petroleum Corp.	3.200	08-15-26		698,000	637,798
Occidental Petroleum Corp.	3.400	04-15-26		3,255,000	3,051,281
Occidental Petroleum Corp.	6.125	01-01-31		3,520,000	3,546,752
Occidental Petroleum Corp.	6.625	09-01-30		4,275,000	4,413,141
Occidental Petroleum Corp.	7.500	05-01-31		1,545,000	1,674,010
Ovintiv, Inc.	6.500	08-15-34		3,015,000	3,057,207
Ovintiv, Inc.	6.500	02-01-38		2,670,000	2,622,761
Pertamina Persero PT (A)	3.100	01-21-30		1,000,000	863,839
Pertamina Persero PT (A)	3.650	07-30-29		1,085,000	987,563
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26		2,400,000	2,305,840
QatarEnergy (A)	2.250	07-12-31		1,775,000	1,458,958
QatarEnergy (A)	3.300	07-12-51		1,405,000	983,832
Southwestern Energy Company	5.700	01-23-25		75,000	74,269
Targa Resources Partners LP	4.000	01-15-32		2,375,000	2,048,955
The Williams Companies, Inc.	3.500	11-15-30		6,945,000	6,151,413
TransCanada PipeLines, Ltd.	4.100	04-15-30		6,900,000	6,320,626
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		585,000	515,615
Var Energi ASA (A)	7.500	01-15-28		2,570,000	2,668,662
Western Midstream Operating LP	4.050	02-01-30		3,060,000	2,729,537
Financials 6.8%					121,448,381
Banks 4.6%
Asian Development Bank	3.400	09-10-27	AUD	3,215,000	2,010,979
Asian Development Bank	3.500	05-30-24	NZD	3,050,000	1,788,690
Asian Development Bank	3.750	08-18-25	NZD	3,120,000	1,798,838
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	6,050,000	4,368,161
European Investment Bank	0.250	01-20-32	EUR	5,395,000	4,661,551
Inter-American Development Bank	2.700	01-29-26	AUD	2,852,000	1,781,330
Inter-American Development Bank	2.750	10-30-25	AUD	2,380,000	1,493,634
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	14,270,000	1,236,553
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	3,150,000	$2,135,598
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	2,530,000	1,793,132
International Bank for Reconstruction & Development	2.500	01-24-24	NZD	3,951,000	2,326,920
International Bank for Reconstruction & Development	4.250	07-29-27	NZD	5,182,000	2,982,463
International Bank for Reconstruction & Development	5.000	06-22-26	NZD	9,360,000	5,530,725
International Bank for Reconstruction & Development	6.750	02-04-24	BRL	3,200,000	635,194
International Development Association	1.750	02-17-27	NOK	13,510,000	1,158,811
International Finance Corp.	0.500	10-08-25	NOK	53,250,000	4,597,611
International Finance Corp.	2.550	09-18-23	CNY	15,030,000	2,060,909
International Finance Corp.	3.600	02-24-26	AUD	4,035,000	2,572,738
KfW	2.875	02-17-27	NOK	11,230,000	1,000,156
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (C)	4.500	06-19-24	NOK	22,000,000	2,072,780
Nordic Investment Bank	1.875	04-10-24	NOK	14,710,000	1,359,203
Nordic Investment Bank	3.000	08-23-27	NOK	25,590,000	2,275,857
Nordic Investment Bank	4.000	11-04-26	NOK	13,000,000	1,199,910
Nykredit Realkredit A/S	1.000	07-01-25	DKK	13,680,000	1,903,952
QNB Finance, Ltd.	3.500	03-28-24		1,285,000	1,264,466
Realkredit Danmark A/S	1.000	01-01-26	DKK	20,470,000	2,819,971
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (E)	4.200	02-24-27	CAD	3,040,000	1,688,469
The Asian Infrastructure Investment Bank	0.200	12-15-25	GBP	2,385,000	2,679,303
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		4,375,000	4,459,766
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		4,375,000	4,396,971
U.S. Bancorp	0.850	06-07-24	EUR	6,980,000	7,332,515
U.S. Bancorp	1.375	07-22-30		890,000	674,808
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (E)	3.700	01-15-27		3,300,000	2,485,791
Capital markets 1.0%
MSCI, Inc. (A)	3.250	08-15-33		1,875,000	1,508,508
MSCI, Inc. (A)	3.625	09-01-30		5,800,000	5,015,661
MSCI, Inc. (A)	3.625	11-01-31		3,952,000	3,351,213
MSCI, Inc. (A)	3.875	02-15-31		4,820,000	4,205,384
The Goldman Sachs Group, Inc.	0.250	01-26-28	EUR	670,000	615,676
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	1,677,000	1,784,436
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	1,688,000	1,657,822
Financial services 0.7%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	1,937,324
Berkshire Hathaway Finance Corp.	4.200	08-15-48		2,315,000	2,015,786
Berkshire Hathaway, Inc., Zero Coupon	0.000	03-12-25	EUR	3,780,000	3,865,949
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	2,980,000	2,963,555
Fiserv, Inc.	1.125	07-01-27	EUR	1,100,000	1,080,579
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		7,990,000	8,898,733
Health care 3.5%					61,803,410
Health care equipment and supplies 0.4%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	2,800,000	2,834,118
Boston Scientific Corp.	0.625	12-01-27	EUR	4,250,000	4,049,593
Health care providers and services 2.5%
Centene Corp.	2.500	03-01-31		4,160,000	3,312,768
Centene Corp.	3.000	10-15-30		7,545,000	6,275,815
8	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Centene Corp.	3.375	02-15-30		7,055,000	$6,037,645
Centene Corp.	4.625	12-15-29		1,170,000	1,075,815
HCA, Inc.	3.500	09-01-30		15,045,000	13,140,688
HCA, Inc.	4.125	06-15-29		9,735,000	8,992,286
HCA, Inc.	5.500	06-01-33		3,515,000	3,453,141
Rede D’or Finance Sarl (A)	4.500	01-22-30		1,336,000	1,148,110
Rede D’or Finance Sarl (A)(D)	4.950	01-17-28		2,126,000	1,955,291
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	2,130,000	2,011,493
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	1,699,000	1,782,341
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	2,566,000	2,631,555
Pharmaceuticals 0.2%
Allergan Funding SCS	1.250	06-01-24	EUR	1,870,000	1,968,084
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,134,667
Industrials 4.5%					79,454,271
Aerospace and defense 0.8%
Airbus SE	1.625	06-09-30	EUR	1,135,000	1,080,321
DAE Funding LLC (A)	3.375	03-20-28		2,895,000	2,574,894
The Boeing Company	5.150	05-01-30		8,915,000	8,770,884
The Boeing Company	5.805	05-01-50		1,445,000	1,405,820
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	1,080,000	1,018,676
Construction and engineering 0.3%
AECOM	5.125	03-15-27		5,058,000	4,852,827
Ground transportation 0.4%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		2,545,000	2,198,939
The Hertz Corp. (A)	5.000	12-01-29		3,955,000	3,251,776
Uber Technologies, Inc. (A)	8.000	11-01-26		2,400,000	2,443,673
Passenger airlines 2.1%
American Airlines, Inc. (A)	5.500	04-20-26		4,088,333	4,011,814
American Airlines, Inc. (A)	5.750	04-20-29		3,075,000	2,940,871
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		1,512,516	1,326,002
Delta Air Lines, Inc.	2.900	10-28-24		3,380,000	3,273,444
Delta Air Lines, Inc.	4.375	04-19-28		4,580,000	4,325,810
Delta Air Lines, Inc. (A)	4.750	10-20-28		17,173,000	16,490,490
Delta Air Lines, Inc.	7.375	01-15-26		2,535,000	2,608,128
United Airlines, Inc. (A)	4.625	04-15-29		2,940,000	2,614,104
Trading companies and distributors 0.8%
United Rentals North America, Inc.	3.875	02-15-31		6,395,000	5,470,052
United Rentals North America, Inc.	4.000	07-15-30		2,620,000	2,295,954
United Rentals North America, Inc.	4.875	01-15-28		5,175,000	4,923,759
United Rentals North America, Inc.	5.500	05-15-27		1,608,000	1,576,033
Information technology 0.8%					14,598,310
IT services 0.3%
Gartner, Inc. (A)	3.750	10-01-30		6,885,000	5,945,582
Technology hardware, storage and peripherals 0.5%
Apple, Inc., Zero Coupon	0.000	11-15-25	EUR	2,350,000	2,363,460
CDW LLC	4.250	04-01-28		2,675,000	2,472,529
Dell International LLC	8.350	07-15-46		3,112,000	3,816,739
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Materials 3.0%					$54,284,893
Chemicals 0.4%
Braskem Netherlands Finance BV (A)	4.500	01-31-30		2,328,000	1,943,861
Braskem Netherlands Finance BV (A)	5.875	01-31-50		990,000	761,473
Ecolab, Inc.	1.000	01-15-24	EUR	1,895,000	2,029,418
FS Luxembourg Sarl (A)	10.000	12-15-25		1,988,000	2,042,544
Construction materials 0.2%
Cemex SAB de CV (A)	3.875	07-11-31		5,330,000	4,560,731
Containers and packaging 1.4%
Ardagh Metal Packaging Finance USA LLC (A)	3.000	09-01-29	EUR	1,495,000	1,211,318
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		4,345,000	3,695,056
Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,175,885
Ball Corp.	2.875	08-15-30		9,750,000	7,975,622
Ball Corp.	6.875	03-15-28		5,495,000	5,577,367
Berry Global, Inc. (A)	5.625	07-15-27		3,790,000	3,715,142
Metals and mining 1.0%
Cleveland-Cliffs, Inc. (A)	4.875	03-01-31		3,640,000	3,175,930
CSN Islands XI Corp. (A)	6.750	01-28-28		4,110,000	3,870,131
Freeport-McMoRan, Inc.	4.125	03-01-28		635,000	588,989
Freeport-McMoRan, Inc.	4.625	08-01-30		2,050,000	1,895,927
Freeport-McMoRan, Inc.	5.400	11-14-34		2,425,000	2,298,016
Freeport-McMoRan, Inc.	5.450	03-15-43		7,540,000	6,767,483
Real estate 1.7%					29,577,619
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	3.375	12-15-29		970,000	825,014
Host Hotels & Resorts LP	3.500	09-15-30		975,000	831,778
Specialized REITs 1.6%
American Tower Corp.	0.500	01-15-28	EUR	2,035,000	1,876,555
American Tower Corp.	1.950	05-22-26	EUR	1,450,000	1,479,555
American Tower Trust I (A)	5.490	03-15-28		3,605,000	3,593,352
Crown Castle, Inc.	2.250	01-15-31		660,000	529,897
SBA Communications Corp.	3.125	02-01-29		4,325,000	3,703,019
SBA Communications Corp.	3.875	02-15-27		9,835,000	9,093,152
VICI Properties LP (A)	4.125	08-15-30		3,450,000	3,020,770
VICI Properties LP (A)	4.625	12-01-29		1,395,000	1,260,173
VICI Properties LP	5.125	05-15-32		3,630,000	3,364,354
Utilities 2.9%					51,175,321
Electric utilities 2.0%
Brazos Securitization LLC (A)	5.014	09-01-31		3,540,000	3,451,966
EDP Finance BV	0.375	09-16-26	EUR	545,000	534,909
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%)	6.750	06-15-76		6,065,000	5,822,400
FirstEnergy Corp.	2.250	09-01-30		3,545,000	2,845,254
FirstEnergy Corp.	2.650	03-01-30		5,100,000	4,273,780
FirstEnergy Corp.	4.150	07-15-27		4,060,000	3,829,624
FirstEnergy Corp.	7.375	11-15-31		5,965,000	6,635,770
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		1,414,000	1,340,303
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	5.450	05-21-28		3,805,000	3,766,427
Rayburn Country Securitization LLC (A)	3.354	12-01-49		2,410,000	1,758,368
United Electric Securitization LLC (A)	5.109	06-01-31		830,000	816,235
Independent power and renewable electricity producers 0.8%
DPL, Inc.	4.125	07-01-25		5,515,000	5,246,392
Greenko Dutch BV (A)	3.850	03-29-26		2,688,400	2,423,485
10	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		1,660,000	$1,597,750
Greenko Wind Projects Mauritius, Ltd. (A)	5.500	04-06-25		3,690,000	3,541,603
The AES Corp. (A)	3.950	07-15-30		725,000	644,418
Multi-utilities 0.1%
E.ON SE	0.375	09-29-27	EUR	1,360,000	1,303,513

Engie SA	0.375	06-21-27	EUR	1,400,000	1,343,124
Convertible bonds 2.1%					$38,081,968
(Cost $43,721,127)
Communication services 0.4%					7,448,353
Media 0.4%
Liberty Broadband Corp. (A)	3.125	03-31-53		4,780,000	5,007,050
Liberty Media Corp. (A)	0.500	12-01-50		2,275,000	2,441,303
Consumer discretionary 0.5%					8,804,331
Hotels, restaurants and leisure 0.3%
Carnival Corp. (A)	5.750	12-01-27		2,475,000	3,641,763
Marriott Vacations Worldwide Corp. (A)	3.250	12-15-27		2,485,000	2,231,530
Specialty retail 0.2%
Burlington Stores, Inc. (D)	2.250	04-15-25		2,820,000	2,931,038
Industrials 1.0%					17,756,371
Ground transportation 0.2%
Uber Technologies, Inc. (F)	2.883	12-15-25		4,555,000	4,263,683
Passenger airlines 0.8%
Air Canada	4.000	07-01-25		1,900,000	2,401,698
American Airlines Group, Inc.	6.500	07-01-25		5,855,000	6,674,700
Southwest Airlines Company	1.250	05-01-25		4,210,000	4,416,290
Utilities 0.2%					4,072,913
Multi-utilities 0.1%
CenterPoint Energy, Inc. (A)	4.250	08-15-26		2,125,000	2,101,625
Water utilities 0.1%

American Water Capital Corp. (A)	3.625	06-15-26		1,980,000	1,971,288

Municipal bonds 1.8%					$32,470,883
(Cost $33,261,762)
City of Jacksonville (Florida)	2.050	10-01-31		2,395,000	1,936,983
City of San Antonio (Texas)	5.718	02-01-41		1,185,000	1,236,667
Commonwealth of Massachusetts	2.900	09-01-49		2,430,000	1,676,828
Louisiana Local Government Environmental Facilities & Community Development Authority	5.198	12-01-39		3,580,000	3,574,108
Massachusetts Educational Financing Authority	5.950	07-01-44		4,240,000	4,060,713
Massachusetts Water Resources Authority	3.224	08-01-44		5,365,000	4,000,796
South Carolina Public Service Authority	5.740	01-01-30		1,215,000	1,235,168
State Board of Administration Finance Corp. (Florida)	1.705	07-01-27		2,282,000	2,015,005
State Board of Administration Finance Corp. (Florida)	2.154	07-01-30		1,646,000	1,355,483
State of Minnesota	2.625	06-01-37		3,630,000	2,784,541
University of Virginia	2.256	09-01-50		9,530,000	5,845,769

University of Washington	2.618	04-01-42		3,965,000	2,748,822
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value

Term loans (G) 0.6%				$11,619,595
(Cost $11,649,039)
Industrials 0.6%				11,619,595
Passenger airlines 0.6%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month SOFR + 4.750%)	10.338	04-20-28	2,778,750	2,883,398
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%)	10.764	06-21-27	3,888,000	4,050,130

United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%)	9.292	04-21-28	4,680,217	4,686,067
Collateralized mortgage obligations 6.1%				$108,463,360
(Cost $109,989,225)
Commercial and residential 4.2%				74,851,135
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(H)	3.805	01-25-49	976,704	909,058
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class A (1 month CME Term SOFR + 0.897%) (A)(C)	6.208	09-15-34	4,895,000	4,870,419
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (A)(C)	7.080	05-15-39	2,300,000	2,284,856
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month CME Term SOFR + 1.034%) (A)(C)	6.345	10-15-36	4,011,577	4,001,426
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (A)(C)	6.345	12-15-38	2,270,000	2,223,008
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) (A)(C)	6.125	09-15-36	1,665,000	1,620,072
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27	2,920,000	2,685,140
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%) (A)(C)	7.475	08-15-39	3,935,000	3,934,995
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%) (A)(C)	7.974	08-15-41	2,360,000	2,358,517
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.184%) (A)(C)	6.495	12-15-37	2,141,400	2,130,567
Century Plaza Towers
Series 2019-CPT, Class A (A)	2.865	11-13-39	5,760,000	4,707,255
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(H)	6.015	06-10-28	2,345,000	2,326,722
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (A)(H)	4.550	04-25-67	1,612,753	1,557,750
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A (1 month CME Term SOFR + 1.027%) (A)(C)	6.338	05-15-36	3,730,718	3,726,445
Series 2019-NQM1, Class A1 (2.656% to 11-1-23, then 3.656% thereafter) (A)	2.656	10-25-59	260,866	249,176
DBCG Mortgage Trust
Series 2017-BBG, Class A (Prime rate + 0.000%) (A)(C)	8.500	06-15-34	3,585,000	3,543,312
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (A)	5.269	08-25-67	1,854,501	1,814,755
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	9,537,424	99,520
Series 2007-4, Class ES IO	0.350	07-19-47	9,850,482	129,235
Series 2007-6, Class ES IO (A)	0.343	08-19-37	10,124,639	125,683
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (A)(C)	7.799	08-15-39	3,215,000	3,217,011
Series 2022-STAY, Class C (1 month CME Term SOFR + 3.685%) (A)(C)	8.995	08-15-39	980,000	978,770
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(C)	6.606	05-15-39	4,805,000	4,720,852
12	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(C)	7.104	05-15-39	5,255,000	$5,141,355
Series 2022-BMR2, Class C (1 month CME Term SOFR + 2.093%) (A)(C)	7.404	05-15-39	2,425,000	2,358,102
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%) (A)(C)	6.929	06-25-57	390,939	388,520
SCOTT Trust
Series 2023-SFS, Class A (A)	5.910	03-15-40	4,550,000	4,475,326
Towd Point Mortgage Trust
Series 2017-2, Class A1 (A)(H)	2.750	04-25-57	54,054	53,590
Series 2017-3, Class A1 (A)(H)	2.750	07-25-57	271,811	264,898
Verus Securitization Trust
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (A)	4.474	04-25-67	4,649,650	4,435,582
Series 2022-8, Class A2 (6.127% to 10-1-26, then 7.127% thereafter) (A)	6.127	09-25-67	1,130,852	1,117,351
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (A)	5.041	08-25-67	2,460,041	2,401,867
U.S. Government Agency 1.9%				33,612,225
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (A)(C)	7.288	04-25-42	3,416,835	3,441,351
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (A)(C)	7.488	05-25-42	3,286,119	3,323,088
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (A)(C)	8.638	05-25-42	3,635,000	3,744,050
Series 2022-DNA7, Class M1A (1 month SOFR + 2.500%) (A)(C)	7.788	03-25-52	2,566,924	2,599,010
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%) (A)(C)	8.788	03-25-42	365,000	375,950
Series 2022-HQA2, Class M1B (1 month SOFR + 4.000%) (A)(C)	9.288	07-25-42	1,550,000	1,616,169
Federal National Mortgage Association
Series 2022-R01, Class 1M1 (1 month SOFR + 1.000%) (A)(C)	6.288	12-25-41	992,592	986,080
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (A)(C)	7.388	03-25-42	416,608	420,714
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (A)(C)	7.288	03-25-42	1,192,669	1,201,414
Series 2022-R05, Class 2M1 (1 month SOFR + 1.900%) (A)(C)	7.188	04-25-42	2,112,704	2,118,641
Series 2022-R06, Class 1M1 (1 month SOFR + 2.750%) (A)(C)	8.038	05-25-42	1,604,270	1,640,897
Series 2022-R07, Class 1M1 (1 month SOFR + 2.950%) (A)(C)	8.246	06-25-42	2,703,222	2,767,280
Series 2022-R09, Class 2M1 (1 month SOFR + 2.500%) (A)(C)	7.796	09-25-42	3,143,729	3,191,206
Series 2023-R01, Class 1M1 (1 month SOFR + 2.400%) (A)(C)	7.696	12-25-42	2,340,788	2,375,846
Series 2023-R03, Class 2M1 (1 month SOFR + 2.500%) (A)(C)	7.788	04-25-43	2,035,794	2,057,434

Series 2023-R06, Class 1M1 (1 month SOFR + 1.700%) (A)(C)	6.988	07-25-43	1,753,095	1,753,095
Asset backed securities 1.7%				$30,439,457
(Cost $31,156,646)
Asset backed securities 1.7%				30,439,457
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	2,530,000	2,323,047
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,861,650	1,713,824
Series 2019-1A, Class A2II (A)	4.021	05-20-49	1,747,200	1,640,083
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	3,604,113	3,452,390
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	1,510,630	1,372,603
Series 2022-SFR3, Class A (A)	4.250	07-17-38	2,235,000	2,137,161
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	3,584,851	3,603,761
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	388,879	379,505
OCCU Auto Receivables Trust
Series 2022-1A, Class A2 (A)	5.420	03-15-26	3,339,427	3,327,891
Taco Bell Funding LLC
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-1A, Class A23 (A)	4.970	05-25-46	2,531,250	$2,440,535
Texas Natural Gas Securitization Finance Corp.
Series 2023-1, Class A2	5.169	04-01-41	4,580,000	4,563,653
T-Mobile US Trust
Series 2022-1A, Class A (A)	4.910	05-22-28	3,520,000	3,485,004

	Shares	Value
Preferred securities 1.3%		$22,338,196
(Cost $26,029,037)
Financials 0.4%		7,179,991
Banks 0.4%
U.S. Bancorp, 5.500%	135,700	3,049,179
Wells Fargo & Company, 5.850% (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	165,630	4,130,812
Utilities 0.9%		15,158,205
Electric utilities 0.6%
NextEra Energy, Inc., 6.926% (D)	255,000	10,786,500
Independent power and renewable electricity producers 0.3%
The AES Corp., 6.875%	61,100	4,371,705

	Yield (%)	Shares	Value
Short-term investments 2.0%			$35,267,362
(Cost $35,267,692)
Short-term funds 2.0%			35,267,362
John Hancock Collateral Trust (I)	5.4789(J)	3,527,936	35,267,362

Total investments (Cost $1,934,218,438) 99.0%	$1,762,664,151
Other assets and liabilities, net 1.0%	18,045,703
Total net assets 100.0%	$1,780,709,854

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
14	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $450,962,287 or 25.3% of the fund’s net assets as of 8-31-23.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 8-31-23. The value of securities on loan amounted to $6,571,154.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $6,684,379.
(J)	The rate shown is the annualized seven-day yield as of 8-31-23.
The fund had the following country composition as a percentage of net assets on 8-31-23:
United States	62.6%
Canada	6.8%
Indonesia	3.4%
Supranational	2.7%
United Kingdom	2.4%
Mexico	2.1%
Australia	2.0%
South Korea	1.7%
Norway	1.7%
New Zealand	1.6%
Other countries	13.0%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	15

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	482	Short	Dec 2023	$(52,985,352)	$(53,517,062)	$(531,710)
U.S. Treasury Long Bond Futures	102	Short	Dec 2023	(12,235,072)	(12,412,125)	(177,053)
						$(708,763)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	30,291,165	USD	20,156,269	ANZ	9/20/2023	—	$(518,277)
AUD	9,993,687	USD	6,464,226	CITI	9/20/2023	$14,757	—
AUD	9,942,628	USD	6,763,821	GSI	9/20/2023	—	(317,940)
AUD	29,873,695	USD	19,680,568	JPM	9/20/2023	—	(313,225)
AUD	66,729,329	USD	44,670,242	MSCS	9/20/2023	—	(1,409,113)
AUD	1,180,000	USD	805,482	TD	9/20/2023	—	(40,479)
AUD	10,142,703	USD	6,768,266	UBS	9/20/2023	—	(192,675)
BRL	2,640,423	USD	543,304	CITI	9/20/2023	—	(11,295)
BRL	16,531,885	USD	3,370,429	GSI	9/20/2023	—	(39,486)
CAD	13,470,916	USD	10,136,288	BARC	9/20/2023	—	(163,976)
CAD	21,081,601	USD	15,591,555	CIBC	9/20/2023	14,830	—
CAD	3,420,240	USD	2,587,269	CITI	9/20/2023	—	(55,318)
CAD	6,842,881	USD	5,023,836	GSI	9/20/2023	41,844	—
CAD	12,169,231	USD	9,167,397	HUS	9/20/2023	—	(158,703)
CAD	9,839,923	USD	7,389,282	JPM	9/20/2023	—	(104,938)
CAD	15,509,488	USD	11,701,932	MSCS	9/20/2023	—	(220,496)
CAD	35,541,466	USD	26,725,883	RBC	9/20/2023	—	(415,083)
CAD	6,830,517	USD	5,023,836	SSB	9/20/2023	32,692	—
CAD	6,833,622	USD	5,023,836	UBS	9/20/2023	34,990	—
EUR	25,499,743	NOK	290,209,493	BARC	9/20/2023	360,027	—
EUR	10,986,904	NOK	122,934,701	CIBC	9/20/2023	353,302	—
EUR	6,234,063	NOK	71,967,703	CITI	9/20/2023	—	(7,836)
EUR	16,282,943	NOK	184,645,420	GSI	9/20/2023	292,834	—
EUR	5,513,904	NOK	61,526,876	HUS	9/20/2023	193,243	—
EUR	30,997,938	NOK	350,965,742	JPM	9/20/2023	608,744	—
EUR	5,506,160	NOK	61,408,004	MSCS	9/20/2023	196,026	—
EUR	18,087,013	NOK	202,686,539	UBS	9/20/2023	552,702	—
EUR	8,110,140	USD	8,968,623	BARC	9/20/2023	—	(168,119)
EUR	35,565,831	USD	38,914,823	CITI	9/20/2023	—	(321,503)
EUR	826,007	USD	929,815	HUS	9/20/2023	—	(33,495)
EUR	8,713,644	USD	9,486,004	JPM	9/20/2023	—	(30,624)
EUR	13,471,883	USD	14,793,998	MSCS	9/20/2023	—	(175,341)
EUR	2,021,212	USD	2,225,013	SSB	9/20/2023	—	(31,749)
EUR	491,932	USD	539,478	UBS	9/20/2023	—	(5,672)
GBP	705,067	USD	907,208	TD	9/20/2023	—	(13,966)
JPY	2,564,875,738	USD	18,554,508	JPM	9/20/2023	—	(883,849)
MXN	52,911,565	USD	3,017,403	BARC	9/20/2023	77,742	—
MXN	4,694,250	USD	271,662	GSI	9/20/2023	2,936	—
MXN	3,105,704	USD	182,169	JPM	9/20/2023	—	(496)
MXN	7,500,000	USD	442,151	MSCS	9/20/2023	—	(3,427)
NOK	61,600,886	EUR	5,473,000	CIBC	9/20/2023	—	(141,892)
NOK	64,941,298	EUR	5,588,714	CITI	9/20/2023	46,896	—
NOK	298,604,290	EUR	26,115,453	GSI	9/20/2023	—	(238,151)
NOK	530,428,222	EUR	46,676,422	JPM	9/20/2023	—	(733,410)
16	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NOK	213,312,263	EUR	18,730,177	MSCS	9/20/2023	—	$(250,674)
NOK	64,709,891	EUR	5,554,073	RBC	9/20/2023	$62,709	—
NOK	61,767,183	EUR	5,473,000	SSB	9/20/2023	—	(126,242)
NOK	237,229,398	EUR	20,644,660	UBS	9/20/2023	—	(77,387)
NOK	3,675,000	USD	366,539	BOA	9/20/2023	—	(20,700)
NOK	8,717,173	USD	877,459	CIBC	9/20/2023	—	(57,124)
NZD	10,208,816	USD	6,320,420	BARC	9/20/2023	—	(232,706)
NZD	10,257,430	USD	6,380,994	CIBC	9/20/2023	—	(264,290)
NZD	59,901,889	USD	36,963,219	CITI	9/20/2023	—	(1,242,569)
NZD	40,045,989	USD	24,518,595	MSCS	9/20/2023	—	(638,400)
NZD	19,963,347	USD	12,052,683	SSB	9/20/2023	—	(148,155)
NZD	724,159	USD	462,938	BNY	9/20/2023	—	(31,108)
NZD	889,496	USD	558,088	TD	9/20/2023	—	(27,665)
SGD	13,468,555	USD	10,005,092	ANZ	9/20/2023	—	(32,886)
SGD	26,104,229	USD	19,388,232	BARC	9/20/2023	—	(60,490)
SGD	117,252,285	USD	87,108,530	CIBC	9/20/2023	—	(294,170)
SGD	13,295,951	USD	10,007,641	CITI	9/20/2023	—	(163,231)
SGD	289,733	USD	219,837	GSI	9/20/2023	—	(5,317)
SGD	13,278,138	USD	10,007,641	HUS	9/20/2023	—	(176,421)
SGD	13,201,852	USD	9,733,367	JPM	9/20/2023	41,371	—
SGD	92,820,769	USD	69,421,339	MSCS	9/20/2023	—	(696,233)
SGD	1,755,677	USD	1,330,846	SCB	9/20/2023	—	(30,930)
SGD	28,069,363	USD	20,900,735	SSB	9/20/2023	—	(117,994)
USD	7,003,016	AUD	10,163,026	BARC	9/20/2023	414,249	—
USD	29,463,092	AUD	44,991,773	CITI	9/20/2023	294,584	—
USD	6,718,400	AUD	10,005,629	GSI	9/20/2023	231,675	—
USD	2,053,028	AUD	3,012,278	HUS	9/20/2023	100,145	—
USD	27,353,243	AUD	40,322,429	JPM	9/20/2023	1,211,907	—
USD	16,606,962	AUD	24,357,085	MSCS	9/20/2023	816,080	—
USD	41,989,231	AUD	62,441,777	SSB	9/20/2023	1,507,753	—
USD	6,877,794	AUD	10,124,617	UBS	9/20/2023	313,928	—
USD	7,167,944	BRL	35,436,166	CITI	9/20/2023	28,053	—
USD	2,555,486	CAD	3,366,085	BARC	9/20/2023	63,624	—
USD	48,084,787	CAD	64,017,499	CITI	9/20/2023	693,617	—
USD	20,349,256	CAD	26,790,748	HUS	9/20/2023	516,478	—
USD	4,599,874	CAD	6,051,428	JPM	9/20/2023	120,094	—
USD	14,055,117	CAD	19,054,955	MSCS	9/20/2023	—	(50,973)
USD	10,127,314	CAD	13,384,714	RBC	9/20/2023	218,816	—
USD	2,044,388	CAD	2,688,498	UBS	9/20/2023	54,135	—
USD	4,718,275	DKK	32,356,207	RBC	9/20/2023	6,541	—
USD	58,840,365	EUR	54,076,855	BARC	9/20/2023	160,296	—
USD	8,661,492	EUR	7,833,740	CITI	9/20/2023	160,916	—
USD	10,393,107	EUR	9,450,121	GSI	9/20/2023	138,559	—
USD	8,740,138	EUR	8,016,961	JPM	9/20/2023	40,745	—
USD	9,462,011	EUR	8,550,834	MSCS	9/20/2023	183,300	—
USD	9,707,711	EUR	8,907,734	SSB	9/20/2023	41,719	—
USD	50,168,646	EUR	46,217,298	UBS	9/20/2023	17,168	—
USD	29,954,475	GBP	23,698,361	JPM	9/20/2023	—	(68,756)
USD	6,157,842	JPY	839,562,841	CITI	9/20/2023	373,691	—
USD	13,239,360	JPY	1,813,606,796	JPM	9/20/2023	744,553	—
USD	19,113,026	MXN	335,143,713	GSI	9/20/2023	—	(491,729)
USD	18,889,636	NOK	200,174,265	CITI	9/20/2023	52,112	—
USD	16,873,302	NZD	27,581,476	ANZ	9/20/2023	425,937	—
USD	12,403,226	NZD	20,243,428	BARC	9/20/2023	331,681	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	17

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	13,467,851	NZD	22,074,051	CITI	9/20/2023	$304,669	—
USD	6,333,458	NZD	10,270,750	HUS	9/20/2023	208,812	—
USD	17,583,735	NZD	28,579,999	JPM	9/20/2023	540,932	—
USD	39,757,995	NZD	63,714,045	MSCS	9/20/2023	1,764,082	—
USD	11,017,614	NZD	18,202,947	SSB	9/20/2023	162,846	—
USD	29,833,134	SGD	39,455,580	BARC	9/20/2023	619,964	—
USD	69,634,808	SGD	93,169,690	CIBC	9/20/2023	651,360	—
USD	29,914,464	SGD	40,032,920	CITI	9/20/2023	273,826	—
USD	39,503,789	SGD	53,154,621	GSI	9/20/2023	147,760	—
USD	29,636,203	SGD	39,586,227	HUS	9/20/2023	326,302	—
USD	37,606,566	SGD	50,125,590	JPM	9/20/2023	493,251	—
USD	45,655,333	SGD	61,222,764	MSCS	9/20/2023	325,597	—
USD	10,120,354	SGD	13,503,082	UBS	9/20/2023	122,583	—
						$18,131,985	$(12,056,684)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BNY	The Bank of New York Mellon
BOA	Bank of America, N.A.
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
18	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2023, by major security category or type:
	Total value at 8-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$309,481,278	—	$309,481,278	—
Foreign government obligations	432,033,255	—	432,033,255	—
Corporate bonds	742,468,797	—	742,468,797	—
Convertible bonds	38,081,968	—	38,081,968	—
Municipal bonds	32,470,883	—	32,470,883	—
Term loans	11,619,595	—	11,619,595	—
Collateralized mortgage obligations	108,463,360	—	108,463,360	—
Asset backed securities	30,439,457	—	30,439,457	—
Preferred securities	22,338,196	$22,338,196	—	—
Short-term investments	35,267,362	35,267,362	—	—
Total investments in securities	$1,762,664,151	$57,605,558	$1,705,058,593	—
Derivatives:
Assets
Forward foreign currency contracts	$18,131,985	—	$18,131,985	—
Liabilities
Futures	(708,763)	$(708,763)	—	—
Forward foreign currency contracts	(12,056,684)	—	(12,056,684)	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,527,936	$27,253,122	$113,202,573	$(105,189,002)	$(6,401)	$7,070	$260,085	—	$35,267,362
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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